CAPITAL MANAGEMEN	12 Months Ended
Dec. 31, 2023
CAPITAL MANAGEMENT
CAPITAL MANAGEMEN

31.  CAPITAL MANAGEMENT

The Group's objectives regarding capital management are established below:

• Compliance with the requirements established by the BCRA in its communication “A” 6260 and amendments

• Support the Group's operations to avoid any situation that puts the Group's operations at risk.

The total capital under the rules of the Argentine Central Bank for Banco Supervielle  as of December 31, 2023 and 2022 is composed as follows (book value):

	12/31/2023	12/31/2022 (*)
Capital Stock	442,672	444,411
Paid in capital	254,538,548	264,229,227
Inflation Adjustment of capital stock	27,960,909	28,325,583
Treasury shares	14,050	12,311
Inflation adjustment of treasury shares	2,944,946	2,580,272
Cost of Treasury shares	(5,166,412)	(4,307,608)
Reserves	4,307,608	19,308,569
Retained earnings	51,354,318	(24,700,453)
Other comprehensive income	6,389,921	3,220,774
Shareholders' Equity attributable to owners of the parent company	342,786,560	289,113,086
Shareholders' Equity attributable to non-controlling interests	274,693	229,326
TOTAL SHAREHOLDERS' EQUITY	343,061,253	289,342,412
(*) Historical values without adjustment for inflation.

The Board of Directors, through its Risk Committee, is responsible for monitoring, supervising, adapting and ensuring compliance with the objectives established for capital management.

According to the guidelines established by the BCRA, financial entities must maintain capital ratios to reduce the associated risks. It should be noted that as of December 31, 2023 and 2022, the Group complied with the minimum capital requirement determined in accordance with the provisions of the BCRA regulations.

Computable Patrimonial Liability  of Banco Supervielle S.A. is made up of the basic Net Assets and the complementary Net Assets. The balance of these concepts as of December 31, 2023 and 2022 is detailed below:

	12/31/2023	12/31/2022 (*)
Basic Shareholder´s Equity
Tier One Ordinary Capital	264,420,324	77,619,877
(Deductible concepts)	(55,583,242)	(25,063,540)
Additional Tier One Capital	—	—
Complementary Shareholder´s Equity	—	2,600,170
Tier Two Capital	—	2,600,170
(Deductible concepts)	—	—
Group Funds	13,771,273	3,051,628
Computable Patrimonial Responsability	222,608,355	58,208,135
(*) Historical values without adjustment for inflation

The pro forma consolidated Tier 1 capital ratio of Grupo Supervielle amounts to 21% as of December 31, 2023. This includes the sum of $13,771,273 thousand that the Group maintains as excess liquidity that could be applied to the growth of its business and of its subsidiaries.

It is worth mentioning that within the deductible concepts are the balances from deferred tax assets (DTA) in accordance with the provisions of point 8.4.1.1. of the T.O of the regulations on Minimum Capital of Financial Entities. This deduction is made for the gross amount of the DTA, without considering the possible offsets that may be made of deferred tax liabilities (DTL) and that are allowed by both IFRS and Basel III standards.

The aforementioned regulations establish that deferred tax assets may be offset with deferred tax liabilities when DTA and DTL refer to taxes received by the same tax authority and the competent tax authority authorizes the offset, a situation that is verified in the determination of the tax on the profits of the entity.

Below is a detail of the determined requirement:

	12/31/2023	12/31/2022 (*)
Credit risk	61,895,671	25,107,962
Operational risk	21,891,498	8,188,453
Market risk	2,658,844	1,693,962
Requirement	86,446,013	34,990,377
Integration	222,608,355	58,208,135
Excess	136,162,342	23,217,758
(*) Historical values without adjustment for inflation